Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSAX (Detail)			12 Months Ended
	Jun. 25, 2010 EUR (€) € / shares	Jan. 21, 2009 EUR (€) € / shares	Dec. 15, 2017 € / shares	Dec. 05, 2017 € / shares	Dec. 31, 2015 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			12/15/2027	12/05/2027
Share entitlement per BCE2010(1) | € / shares			€ 1	€ 1
BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)					€ 65
Not Later Than One Year [member] | BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year	1 year
Plan expiration date	Jun. 24, 2020	Jan. 20, 2019
Number of BSAX granted	€ 457	€ 77
Share entitlement per BCE2010(1) | € / shares	€ 15	€ 15
Exercise price (in euros)	€ 65	€ 65
Not Later Than One Year [member] | BSAX [Member] | Option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70	€ 70
Expected volatility	40.00%	40.00%
Average life of BSAX (in years)	0	0
Discount rate	2.04%	2.71%
Expected dividends	0.00%	0.00%
Performance conditions	NA	NA
Fair value per BSAX (in euros) | € / shares	€ 29.47	€ 30.32
Later Than One Year and Not Later Than Two Years [member] | BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years	2 years
Plan expiration date	Jun. 24, 2020	Jan. 20, 2019
Number of BSAX granted	€ 457	€ 77
Share entitlement per BCE2010(1) | € / shares	€ 15	€ 15
Exercise price (in euros)	€ 65	€ 65
Later Than One Year and Not Later Than Two Years [member] | BSAX [Member] | Option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70	€ 70
Expected volatility	40.00%	40.00%
Average life of BSAX (in years)	0	0
Discount rate	2.23%	2.98%
Expected dividends	0.00%	0.00%
Performance conditions	NA	NA
Fair value per BSAX (in euros) | € / shares	€ 30.88	€ 31.89
Later Than Two Years and Not Later Than Three Years [member] | BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	3 years	3 years
Plan expiration date	Jun. 24, 2020	Jan. 20, 2019
Number of BSAX granted	€ 456	€ 77
Share entitlement per BCE2010(1) | € / shares	€ 15	€ 15
Exercise price (in euros)	€ 65	€ 65
Later Than Two Years and Not Later Than Three Years [member] | BSAX [Member] | Option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70	€ 70
Expected volatility	40.00%	40.00%
Average life of BSAX (in years)	0	0
Discount rate	2.23%	2.98%
Expected dividends	0.00%	0.00%
Performance conditions	NA	NA
Fair value per BSAX (in euros) | € / shares	€ 31.99	€ 33.05
Later Than Three Years and Not Later Than Four Years [member] | BSAX [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years	4 years
Plan expiration date	Jun. 24, 2020	Jan. 20, 2019
Number of BSAX granted	€ 455	€ 75
Share entitlement per BCE2010(1) | € / shares	€ 15	€ 15
Exercise price (in euros)	€ 65	€ 65
Later Than Three Years and Not Later Than Four Years [member] | BSAX [Member] | Option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70	€ 70
Expected volatility	40.00%	40.00%
Average life of BSAX (in years)	0	0
Discount rate	2.50%	3.11%
Expected dividends	0.00%	0.00%
Performance conditions	NA	NA
Fair value per BSAX (in euros) | € / shares	€ 33.44	€ 33.45